Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2020
Dividends On Ordinary Shares [abstract]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2020	2019	2018	2020	2019	2018
	Pence per share	Pence per share	Pence per share	£m	£m	£m

In respect of current year – first interim	0.42	0.53	0.81	129	164	250
– second interim	—	0.49	2.15	—	151	668
– third interim	—	—	0.71	—	—	221
	0.42	1.02	3.67	129	315	1,139

Following the PRA's announcement regarding the resumption of dividend payments, an interim dividend of £129m for 2020 was paid in December 2020.
In 2018, in addition to the interim dividends of £250m and £221m, we also paid a dividend of £668m that related to the ring-fencing transfers to Banco Santander, London Branch.